Earnings Per Share - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Options excluded	2.5	1.9	2.3
Restricted Stock [Member]
Earnings Per Share [Line Items]
Options excluded	3.9
Series A Preferred Stock [Member]
Earnings Per Share [Line Items]
Options excluded	77.7